DOCUMENT COVER Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CUMMINS INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	1-4949
Entity Tax Identification Number	35-0257090
Entity Address, Address Line One	500 Jackson Street
Entity Address, Address Line Two	P. O. Box 3005
Entity Address, City or Town	Columbus
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47202-3005
City Area Code	812
Local Phone Number	377-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $2.50 par value
Trading Symbol	CMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000026172
Amendment Flag	false